Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0000049196
Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Registration File Number	333-285441
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A